SIGNIFICANT TRANSACTIONS - Sale of Deodar (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Jun. 03, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Investments in subsidiaries
Reclassification of foreign currency translation reserve		$ 454.0	$ 0.0	$ 454.0	$ 0.0
Non-current assets
Goodwill		382.0		382.0		$ 338.0
Other non-current assets		179.0		179.0		177.0
Current assets
Other current assets		211.0		211.0		241.0
Total assets		8,463.0		8,463.0		8,036.0
Non-current liabilities
Other liabilities		18.0		18.0		$ 22.0
Sale and leaseback of Deodar
Investments in subsidiaries
Sale consideration	$ 562.5			548.0
Carrying amount of net assets at disposal		(200.0)		(200.0)
Gain on sale before reclassification of foreign currency translation reserve and sale and lease back implication				348.0
Right of use assets recognized	333.0	333.0		333.0
Lease liabilities recognized	(633.0)	(633.0)		(633.0)
Reclassification of foreign currency translation reserve	454.0			454.0
Gain on disposal	300.0			502.0
Deferred tax asset, net	109.0	$ 109.0		109.0
Cash and cash equivalents in subsidiary disposed				$ 7.0
Non-current assets
Property and equipment	92.0
Goodwill	58.0
Deferred tax assets	65.0
Other non-current assets	1.0
Current assets
Trade and other receivables	357.0
Other current assets	65.0
Total assets	638.0
Non-current liabilities
Debt and derivatives	27.0
Other liabilities	9.0
Current liabilities
Trade and other payables	388.0
Debt and derivatives	14.0
Total liabilities disposed	$ 438.0